Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001507748
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	vicex
Document Creation Date	dei_DocumentCreationDate	May 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
Barrier Fund Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY-BARRIER FUND PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s primary objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher portfolio costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio for the fiscal year ended December 31, 2014 was 120%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio, a non-diversified mutual fund, invests primarily in equity securities (i.e.,common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Portfoliowill invest primarily in the equity securities of companies that derive a significant portion of their revenues from a group of industries that have significant barriers to entry, including the alcoholic beverages, tobacco, gaming and defense/aerospace industries. The Portfolio will concentrate at least 25% of its net assets in this group of significant barrier to entry industries (but no more than 80% of its net assets in any single industry).

The Portfolio will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Portfolio is subject.

For cash management purposes, the Portfolio may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements. Generally, the Portfolio’s cash allocations will increase as the level of marketrisk increases or decrease as the level of marketrisk decreases as determined by the Advisor.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio. The following summarizes the principal risks of the Portfolio.

• the risk that you could lose all or portion of your investment in the Portfolio;

• the risk that certain stocks selected for the Portfolio’s portfolio may decline in value more than the overall stock market;

• the risk that investment strategies employed by the Portfolio’s adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other investments;

• the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

• because the Portfolio is non-diversified (meaning that compared to diversified mutual funds, the Portfolio may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

• because the Portfolio will concentrate at least 25% of its net assets in the group of four significant barrier to entry industries identified in this prospectus, the Portfolio may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

• the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Portfolio’s investments;

• the risk that the Portfolio may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

• the risk that political, social or economic instability in foreign developed markets may cause the value of the Portfolio’s investments in foreign securities to decline;

• currency-rate fluctuations due to political, social or economic instability may cause the value of the Portfolio’s investments to decline;

• the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Portfolio volatility, as well as direct investment; and

• the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Portfolio by showing the total return of its for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Portfolio by showing the total return of its for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-447-4228
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 10.12% (quarter ended March 31, 2013), and the lowest return for a quarter was (3.79)% (quarter ended September 30, 2014). The Portfolio’s year-to-date return for the period ended March 31, 2015 was 1.85%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Portfolio’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Barrier Fund Portfolio | S & P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	24.16%
Barrier Fund Portfolio | Barrier Fund Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	11.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	13.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.35%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,775
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,712
Annual Return 2013	rr_AnnualReturn2013	35.08%
Annual Return 2014	rr_AnnualReturn2014	11.08%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	18.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2012
Barrier Fund Portfolio | Barrier Fund Portfolio | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%
Barrier Fund Portfolio | Barrier Fund Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	14.02%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Portfolio to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; 12b-1 distribution plan expenses, and extraordinary expenses) at 1.25% through April 30, 2016. This agreement may only be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.